PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

The Company will record depreciation expense for the processing plant over its estimated useful life.

Depreciation for the processing plant will commence once the processing plant is placed into service. The Company records depreciation expense for computer equipment and furniture and fixtures over a useful life of five years. The Company records depreciation expense for leasehold improvement over the lesser of their estimated useful lives or the underlying terms of the associated leases.

	March 31,	December 31,
	2025	2024
Processing plant under construction – cost	$4,341,736	$3,791,736
Computer equipment – cost	30,020	9,820
Field equipment – cost	107,347	—
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	4,524,210	3,846,663

Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(7,365)	(6,874)
Field equipment – accumulated depreciation	(2,933)	—
Furniture and fixtures – accumulated depreciation	(17,376)	(16,271)
Leasehold improvements – accumulated depreciation	(14,927)	(13,776)
Total – accumulated depreciation	(42,601)	(36,921)

Processing plant under construction – net	4,341,736	3,791,736
Computer equipment – net	22,655	2,946
Field equipment – net	104,414	—
Furniture and fixtures – net	4,725	5,830
Leasehold improvements – net	8,079	9,230
Total Property, plant and equipment, net	$4,481,609	$3,809,742

The Company recorded depreciation expense in the amounts of $5,680 and $2,746 during the three months ended March 31, 2025, and 2024, respectively.

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

The Company will record depreciation expense for the processing plant over its estimated useful life.

Depreciation on the processing plant will commence once the processing plant is placed into service. The Company records depreciation expense for computer equipment and furniture and fixtures over a useful life of five years. The Company records depreciation expense for leasehold improvement over the lesser of their estimated useful lives or the underlying terms of the associated leases.

	December 31,	December 31,
	2024	2023
Processing plant under construction – cost	$3,791,736	$3,581,736
Computer equipment – cost	9,820	9,820
Furniture and fixtures – cost	22,101	22,101
Leasehold improvements – cost	23,006	23,006
Total – cost	3,846,663	3,636,663

Processing plant under construction – accumulated depreciation	—	—
Computer equipment – accumulated depreciation	(6,874)	(4,910)
Furniture and fixtures – accumulated depreciation	(16,271)	(11,850)
Leasehold improvements – accumulated depreciation	(13,776)	(9,175)
Total – accumulated depreciation	(36,921)	(25,935)

Processing plant under construction – net	3,791,736	3,581,736
Computer equipment – net	2,946	4,910
Furniture and fixtures – net	5,830	10,251
Leasehold improvements – net	9,230	13,831
Total Property, plant and equipment, net	$3,809,742	$3,610,728

The Company recorded depreciation expense in the amounts of $10,986 and $10,843 during the years ended December 31, 2024, and 2023, respectively.